Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Direct sales, net	$ 136,416,423	$ 193,614,500	$ 291,524,509
Distribution sales, net	48,294,457	48,959,174	70,533,404
Total revenues, net	184,710,880	242,573,674	362,057,913
Cost of revenues:
Direct sales	57,445,266	96,471,502	160,359,667
Distribution sales	35,046,146	35,475,084	45,584,141
Total cost of revenues	92,491,412	131,946,586	205,943,808
Gross profit	92,219,468	110,627,088	156,114,105
Operating (expenses) income
Advertising expenses	(51,730,624)	(58,337,710)	(68,562,714)
Other selling and marketing expenses	(54,873,872)	(50,346,118)	(59,854,030)
General and administrative expenses	(30,680,912)	(27,070,799)	(31,680,711)
Other operating income, net	2,614,561	3,276,753	5,083,568
Total operating expenses	(134,670,847)	(132,477,874)	(155,013,887)
Income (loss) from operations	(42,451,379)	(21,850,786)	1,100,218
Other income	3,394,476	5,755,017	7,821,914
Income (loss) before income taxes and equity in losses of affiliates	(39,056,903)	(16,095,769)	8,922,132
Income tax expenses	(645,763)	(1,822,626)	(3,110,996)
Equity in losses of affiliates	(205,567)		(771,720)
Net income (loss)	(39,908,233)	(17,918,395)	5,039,416
Net income (loss) attributable to noncontrolling interests	(12,355)	7,679	(83,843)
Net income (loss) attributable to Acorn International, Inc. shareholders	(39,895,878)	(17,926,074)	5,123,259
Income (loss) per ordinary share:
Basic	$ (0.47)	$ (0.20)	$ 0.06
Diluted	$ (0.47)	$ (0.20)	$ 0.06
Shares used in calculating income (loss) per ordinary share:
Basic	84,115,169	89,965,979	89,629,395
Diluted	84,115,169	89,965,979	89,796,835
Includes share-based compensation related to:
Share-based compensation	446,412	424,445	129,673
General and Administrative Expense
Includes share-based compensation related to:
Share-based compensation	$ 446,412	$ 424,445	$ 129,673